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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23314

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                     PIMCO Flexible Municipal Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                 Bradley Todd
             Treasurer (Principal Financial & Accounting Officer)
                     PIMCO Flexible Municipal Income Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 312-2113

                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2019 to June 30, 2020

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23314
Reporting Period: 07/01/2019 - 06/30/2020
PIMCO Flexible Municipal Income Fund









===================== PIMCO Flexible Municipal Income Fund =====================


DWS MUNICIPAL INCOME TRUST

Ticker:       KTF            Security ID:  233368109
Meeting Date: SEP 12, 2019   Meeting Type: Annual
Record Date:  JUL 11, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director William McClayton        For       For          Management


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MFS HIGH INCOME MUNICIPAL TRUST

Ticker:       CXE            Security ID:  59318D104
Meeting Date: OCT 03, 2019   Meeting Type: Annual
Record Date:  JUL 31, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director Maureen R. Goldfarb      For       For          Management
1b.2  Elect Director Robert J. Manning        For       For          Management
1b.3  Elect Director Maryanne L. Roepke       For       For          Management


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MFS MUNICIPAL INCOME TRUST

Ticker:       MFM            Security ID:  552738106
Meeting Date: OCT 03, 2019   Meeting Type: Annual
Record Date:  JUL 31, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1b.1  Elect Director Maureen R. Goldfarb      For       For          Management
1b.2  Elect Director Robert J. Manning        For       For          Management
1b.3  Elect Director Maryanne L. Roepke       For       For          Management


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NUVEEN MUNICIPAL HIGH INCOME OPPORTUNITY FUND

Ticker:       NMZ            Security ID:  670682103
Meeting Date: AUG 07, 2019   Meeting Type: Annual
Record Date:  JUN 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Municipal Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 27, 2020